Annual Total Returns[BarChart] - SA Multi-Managed Income-Equity Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.25%	11.70%	7.18%	7.38%	1.20%	3.68%	11.11%	(1.42%)	14.39%	29.67%